Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.10 par value per share
Amount Registered | shares	2,800,000
Proposed Maximum Offering Price per Unit	3.59
Maximum Aggregate Offering Price	$ 10,052,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,388.18
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that may become issuable as a result of stock splits, stock dividends, recapitalization or other similar transactions.Amount of Registration Fee, estimated based on $3.59, the average of the high and low prices of the shares of the Registrant’s Common Stock on The Nasdaq Global Select Market on March 17, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission, in accordance with Rule 457(c) and 457(h) of the Securities Act). Amount registered represents shares of the Registrant's Common Stock which shall become available for issuance under the Comtech Telecommunications Corp. 2023 Equity and Incentive Plan, as amended.